Consolidated Statements of Operations and Comprehensive Loss - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net		$ 4,334,020
Cost of Goods Sold		1,406,371
Gross Profit		2,927,649
Operating expenses:
Selling, general and administrative	2,948,245	8,080,594
Depreciation and amortization	1,378	51,592
Foreign currency transaction losses (gains)	(28,146)	100,851
Total operating expenses	2,921,477	8,233,037
Loss from operations	(2,921,477)	(5,305,388)
Other income (expense):
Net interest income (expense)	152	(87,708)
Total other income (expense)	152	(87,708)
Loss before provision for income taxes	(2,921,325)	(5,393,096)
Provision for income taxes
Net loss	(2,921,325)	(5,393,096)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation gain (loss)	(35,998)	63,832
Comprehensive loss	$ (2,957,323)	$ (5,329,264)
Net Loss per Common Share
Basic and diluted	$ (0.59)	$ (0.86)
Weighted Average Number of Common Shares Outstanding
Basic and diluted	4,917,792	6,252,128